Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity (Textual)
Description of statutory reserve required percentage	Shanghai Dianniu and Shanghai Baoxun are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.
Retained earnings for their statutory reserves	$ 6,189	$ 6,189
Net assets	3,762,969	6,865,588
Golden Bull WFOE, Shanghai Dianniu and Shanghai Baoxun [Member]
Equity (Textual)
Retained earnings for their statutory reserves	0	0
Net assets	$ 3,762,970	$ 6,865,638